Commitments and Contingencies (Details) - Schedule of Future Minimum Royalties	Mar. 31, 2024 USD ($)
Shedule of Future Minimum Royalties [Abstract]
Remainder of 2024	$ 187,500
2025 and each year through the date the patents expire	$ 300,000